Organization and Basis of Accounting (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 properties institutions M	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Acquired above market lease intangibles	Dec. 31, 2010 Acquired above market lease intangibles	Dec. 31, 2009 Acquired above market lease intangibles	Dec. 31, 2011 Acquired below market lease intangibles	Dec. 31, 2010 Acquired below market lease intangibles	Dec. 31, 2009 Acquired below market lease intangibles	Dec. 31, 2011 Acquired in-place lease intangibles	Dec. 31, 2010 Acquired in-place lease intangibles	Dec. 31, 2009 Acquired in-place lease intangibles
Organization and Basis of Accounting
Maximum maturity period of cash equivalents (in months)	3
Minimum number of institutions considered for concentration of credit risk	1
FDIC insurance coverage amount limits on deposits				$ 250,000
FDIC insurance coverage amount limits on deposits at December 31, 2013	100,000
Deferred costs
Deferred costs, accumulated amortization	6,538,000	6,371,000
Lease intangibles
Amortization of acquired intangibles					832,000	742,000	406,000	1,208,000	615,000	474,000	6,540,000	4,435,000	2,798,000
Accumulated amortization of acquired lease intangibles	12,686,000	9,156,000
Accumulated amortization of acquired below market lease intangibles								2,980,000	2,292,000
Amortization of acquired lease intangibles
2012	5,165,000				822,000			(992,000)			5,335,000
2013	4,413,000				774,000			(988,000)			4,627,000
2014	3,936,000				700,000			(848,000)			4,084,000
2015	2,182,000				604,000			(747,000)			2,325,000
2016	1,406,000				490,000			(618,000)			1,534,000
Thereafter	3,699,000				1,645,000			(6,954,000)			9,008,000
Total	20,801,000				5,035,000			(11,147,000)			26,913,000
Impairment charges related to four consolidated investment properties	$ 2,841,000		$ 1,824,000
Number of consolidated investment properties impaired	4